Borrowings - Lease liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease Liabilities
Current	$ 3,938,000	$ 3,718,000	$ 5,138,000
Non-current	7,260,000	2,357,000	8,709,000
Total Lease liabilities	11,198,000	$ 6,075,000	$ 13,847,000
Liability from new lease contracts	8,000.0
One to five years
Lease Liabilities
Non-current	3,391,000
More than five years
Lease Liabilities
Non-current	$ 3,869,000